Borrowings - Repurchase (Details) - USD ($) $ in Thousands	Sep. 08, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2020	Aug. 09, 2019
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount	$ 30,500	$ 1,465,437	$ 1,439,603	$ 1,344,817
Repurchase and exchange as a percentage of total original principal amount	4.00%
Aeropuertos Argentina 2000 SA [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount					$ 2,000
Aeropuertos Argentina 2000 SA [Member] | Offshore credit facility agreement
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount						$ 35,000